Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2023	Nov. 09, 2022
Fair Value Disclosures [Abstract]
Sale of private placement warrants (in shares)	225,223	225,223	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 14.69	$ 19.93		$ 0.0575
Warrants
Loss on change in fair value of SAFE and warrant liabilities	$ 1,949	$ 563
Brookfield SAFE liability	50,000
Other Expense
Warrants
Loss on change in fair value of SAFE and warrant liabilities	$ 974	$ 563